Fair Value Measurements (Details) - EBP 001 - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 4,873,865	$ 4,291,955
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	677,644	1,877,900
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,229
CBRE Unitized Stock Fund, Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	910
CBRE Unitized Stock Fund, CBRE Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 143,837	$ 129,861
EBP, Net Asset Value per Share or Unit	$ 160.79	$ 131.29
EBP, Investment, Number of Shares	894,566	975,117
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 34,600	$ 36,900
Separately managed accounts, common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	130,060
Separately managed accounts, mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,454
Participant-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	19,731
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,899,000	2,284,194
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	974,865	2,007,761
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	677,644	1,877,900
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,229
Level 1 | CBRE Unitized Stock Fund, Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	910
Level 1 | CBRE Unitized Stock Fund, CBRE Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	143,837	129,861
Level 1 | Separately managed accounts, common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	130,060
Level 1 | Separately managed accounts, mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,454
Level 1 | Participant-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	19,731
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,899,000	2,284,194
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 2 | CBRE Unitized Stock Fund, Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 2 | CBRE Unitized Stock Fund, CBRE Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Separately managed accounts, common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 2 | Separately managed accounts, mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 2 | Participant-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,899,000	2,284,194
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 3 | CBRE Unitized Stock Fund, Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 3 | CBRE Unitized Stock Fund, CBRE Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Separately managed accounts, common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 3 | Separately managed accounts, mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 3 | Participant-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 3 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0